Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation:
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Foreign currency translation	Foreign currency translation:
The Company’s functional currency is the Canadian dollar and its reporting currency for its consolidated financial statement presentation is the United States dollar ("U.S. Dollar"). The functional currencies for the Company's subsidiaries include the following: U.S. dollar, Canadian dollar, Euro, Argentina Peso, Chinese Renminbi (“RMB”), Swedish Krona, Indian Rupee, and Polish Zloty. The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates,  shareholders’ equity balances using the weighted average of historical exchange rates, and revenues and expenses using the monthly average rate for the period, with the resulting exchange differences recognized in other comprehensive income.

Transactions that are denominated in currencies other than the functional currencies of the Company’s or its subsidiaries' operations are translated at the rates in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the statement of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income until realized through disposal or impairment.

Cash and cash equivalents	Cash and cash equivalents (including restricted cash):Cash and cash equivalents include cash on hand, term deposits, banker acceptances and guaranteed investment certificates with maturities of ninety days or less when acquired. Cash equivalents are considered as held for trading and recorded at fair value with changes in fair value recognized in the consolidated statements of operations. Cash and cash equivalents at December 31, 2021 include restricted cash of $104 (2020 - $75). Restricted cash at December 31, 2021 and 2020 is related to cash used to secure a letter of credit.
Accounts receivable, net	Accounts receivable, net:The accounts receivable balance reflects invoiced and accrued revenue and is presented net of an allowance for credit losses. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it supplies the majority of its products and services through a network of distributors and Original Equipment Manufacturers ("OEM") and provides Delayed OEM ("DOEM") services. The Company establishes current expected credit losses ("CECL") for pools of assets with similar risk characteristics by evaluating historical levels of credit losses, current economic conditions that may affect a customer's ability to pay, and creditworthiness of significant customers. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer's inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer's operating results or financial position, and payment experiences), the Company records a specific credit loss provision to reduce the customer's related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company's estimates of the recoverability of accounts receivable balances could be further adjusted.
Inventories	Inventories:The Company’s inventories consist of the Company’s fuel system products (finished goods), work-in-progress, purchased parts and assembled parts. Inventories are recorded at the lower of cost and net realizable value. Cost is determined based on the lower of weighted average cost or first-in, first-out. The cost of fuel system product inventories, assembled parts and work-in-progress includes materials, labour and production overhead, including depreciation. The Company records inventory write-downs based on an analysis of excess and obsolete inventories determined primarily by future demand forecasts. In addition, the Company records a liability for firm, noncancellable, and unconditional purchase commitments with manufacturers for quantities in excess of the Company’s future demand forecast consistent with its valuation of excess and obsolete inventory.
Property, plant and equipment	Property, plant and equipment:
Property, plant and equipment are stated at cost.  Depreciation is provided for as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Lease term

Depreciation expense on machinery and equipment used in the production and manufacturing process is included in cost of revenue. All other depreciation is included in depreciation and amortization expense in the statement of operations and comprehensive loss.

Long-term investments	Long-term investments:The Company accounts for investments in which it has significant influence, including variable interest entities ("VIEs") for which the Company is not the primary beneficiary, using the equity method of accounting. Under the equity method, the Company recognizes its share of income from equity accounted investees in the statement of operations with a corresponding increase in long-term investments. Any dividends paid or payable are credited against long-term investments.
Financial liabilities	Financial liabilities:Accounts payable and accrued liabilities, short-term debt and long-term debt are measured at amortized cost. Transaction costs relating to long-term debt are netted against long-term debt and are amortized using the effective interest rate method.
Research and development costs	Research and development costs:Research and development costs are expensed as incurred and are recorded net of funding received or receivable.
Intangible assets	Intangible assets:Intangible assets consist primarily of the estimated value of intellectual property, trademarks, technology, customer contracts and non-compete agreements acquired through acquisitions. Intangible assets are amortized over their estimated useful lives, which range from 5 to 20 years.
Impairment of long-lived assets	Impairment of long-lived assets:
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If such conditions exist, assets are considered impaired if the sum of the undiscounted expected future cash flows expected to result from the use and eventual disposition of an asset is less than its carrying amount. An impairment loss is measured at the amount by which the carrying amount of the asset exceeds its fair value. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value.

The Company has significant investments in property, plant and equipment used in its heavy-duty OEM business, relating to the HPDI 2.0 fuel systems that is in the early stages of commercialization, and, as a result, is currently generating losses. Based on the Company's current projections, meaningful increases in component sales, compared to 2021 levels, are expected, allowing the business to benefit from economies of scale and become profitable. If these assumptions are not realized, the Company may be required to record an impairment on these assets in future periods.

Goodwill	Goodwill:Goodwill is recorded at the time of purchase for the excess of the amount of the purchase price over the fair values of the identifiable assets acquired and liabilities assumed. Goodwill is not amortized and instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that goodwill might be impaired. This impairment test is performed annually at December 31. Future adverse changes in market conditions or poor operating results of underlying assets could result in an inability to recover the carrying value of the goodwill, thereby possibly requiring an impairment charge.
Warranty liability	Warranty liability:Estimated warranty costs are recognized at the time the Company sells its products and are included in cost of revenue. The Company provides warranty coverage on products sold from the date the products are put into service by customers. Warranty liability represents the Company’s best estimate of warranty costs expected to be incurred during the warranty period. Furthermore, the current portion of warranty liability represents the Company’s best estimate of the costs to be incurred in the next twelve-month period. The Company uses historical failure rates and costs to repair defective products to estimate the warranty liability. New product launches require a greater use of judgment in developing estimates until claims experience becomes available. Product specific experience is typically available four or five quarters after product launch, with a clear experience trend not evident until eight to twelve quarters after launch. The Company records warranty expense for new products using historical experience from previous engine generations in the first year, a blend of actual product and historical experience in the second year and product specific experience thereafter. The amount payable by the Company and the timing will depend on actual failure rates and cost to repair failures of its products.
Revenue recognition	Revenue recognition:The Company generates revenues primarily from product sales. Product revenues are derived from standard product sales contracts and from long-term fixed price contracts. The Company recognizes revenue when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard product sales contracts, revenues are recognized when customers obtain control of the product, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Invoices are generated and revenue is recognized at that point in time. Provisions for warranties are made at the time of sale. Service revenue is recognized over time as performance obligations are satisfied.
Income taxes	Income taxes:
The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the temporary differences between the accounting basis and tax basis of the assets and liabilities and for loss carry-forwards, tax credits and other tax attributes, using the enacted tax rates in effect for the years in which the differences are expected to reverse. The effect of a change in tax rates on the deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred income tax assets to the extent the assets are more-likely-than-not to be realized. In making such a determination the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized, a valuation allowance is provided to reduce the deferred income tax assets.

The Company uses a two-step process to recognize and measure the income tax benefit of uncertain tax positions taken or expected to be taken in a tax return. The tax benefit from an uncertain tax position is recognized if it is more-likely-than-not that the position will be sustained upon examination by a tax authority based solely on the technical merits of the position. A tax benefit that meets the more-likely-than-not recognition threshold is measured as the largest amount that is greater than 50% likely to be realized upon settlement with the tax authority. To the extent a full benefit is not expected to be realized, an income tax liability is established. Any change in judgment related to the expected resolution of an uncertain tax position is recognized in the year of such a change.
Interest and penalties related to income taxes are included as a component of income tax expense.